Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade and other payables

20	Trade and other payables

	2025 $ 'millions	2024 $ 'millions
Trade payables	103	92
Other taxation and social security	19	13
Other payables	9	8
Accruals	130	170
	261	283
During the year, certain balances were reclassified from provisions to accruals - refer to note 21 for further details.
Accruals for the year ended December 31, 2025 includes an amount of $61.5 million relating to gaming tax and other gaming related costs.
Management considers that the carrying amount of trade and other payables approximates their fair value.
All amounts included in trade and other payables are repayable on demand, non-interest bearing and are not secured on the assets of the Group.